As filed with the Securities and Exchange Commission on June 10, 2015

Securities Act Registration No. 333-42705

Investment Company Act Registration No. 811-08565

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 37 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 38 (X)

Check appropriate box or boxes

Prudential Investment Portfolios 12

Exact name of registrant as specified in charter

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

(X) immediately upon filing pursuant to paragraph (b)

     on (            ) pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)

     on (            ) pursuant to paragraph (a)(1)

     75 days after filing pursuant to paragraph (a)(2)

     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 10th day of June, 2015.

PRUDENTIAL INVESTMENT PORTFOLIOS 12

*

Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee

Ellen S. Alberding

*	Trustee

Kevin J. Bannon

*	Trustee

Scott E. Benjamin

*	Trustee

Linda W. Bynoe

*	Trustee

Keith F. Hartstein

*	Trustee

Michael S. Hyland

*	Trustee

Stephen P. Munn

*	Trustee and President, Principal Executive Officer

Stuart S. Parker

*	Trustee

James E. Quinn

*	Trustee

Richard A. Redeker

*	Trustee

Stephen Stoneburn

*	Trustee

Grace C. Torres

*	Treasurer, Principal Financial and Accounting Officer

M. Sadiq Peshimam

*By: /s/ Jonathan D. Shain	Attorney-in-Fact	June 10, 2015

Jonathan D. Shain

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Prudential Investments Mutual Funds, the Target Funds and The Prudential Variable Contract Accounts 2, 10 and 11 (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara, Amanda S. Ryan, and Jonathan D. Shain, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the US Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Ellen S. Alberding	/s/ Stephen P. Munn
Ellen S. Alberding	Stephen P. Munn

/s/ Kevin J. Bannon	/s/ Stuart S. Parker
Kevin J. Bannon	Stuart S. Parker

/s/ Scott E. Benjamin	/s/ James E. Quinn
Scott E. Benjamin	James E. Quinn

/s/ Linda W. Bynoe	/s/ Richard A. Redeker
Linda W. Bynoe	Richard A. Redeker

/s/ Keith F. Hartstein	/s/ Stephen Stoneburn
Keith F. Hartstein	Stephen Stoneburn

/s/ Michael S. Hyland
Michael S. Hyland

Dated: September 18, 2013

/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal and Accounting Officer

Dated: May 12, 2014

/s/ Grace C. Torres
Grace C. Torres

Dated: December 10, 2014

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase